UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8977

Savos Investments Trust
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor, Concord, CA 94520
(Address of principal executive offices) (Zip code)

Christine Villas-Chernak, 1655 Grant Street, 10th Floor, Concord, CA 94520
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-664-5345

Date of fiscal year end: 09/30

Date of reporting period: 07/01/14 – 06/30/15

Item 1.	Proxy Voting Record.

Name of Fund:	Contra Fund
Period:	July 1, 2014 - June 30, 2015

The Registrant did not hold any voting securities and, accordingly, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Savos Investments Trust

By (Signature and Title)*    /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer

Date            8/4/2015
* Print the name and title of each signing officer under his or her signature.